Inventories - Summary of Inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Finished goods	R$ 298,860	R$ 223,608
Raw material for construction process	53,213	73,527
Fuels and lubricants	4,207	7,397
Spare parts and accessories	244,256	244,453
Warehouse and others	62,525	81,767
Inventories	R$ 663,061	R$ 630,752